Related Party Transactions (Details) (USD $)	12 Months Ended											12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013 quarter		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 American Realty Capital	Dec. 31, 2012 American Realty Capital	Dec. 31, 2011 American Realty Capital	Dec. 31, 2013 Parent	Dec. 31, 2012 Parent	Dec. 31, 2013 ARC Advisory Services, LLC	Dec. 31, 2013 LTIP Unit Holders	Dec. 31, 2013 American National Stock Transfer	Sep. 30, 2013 OPP Award	Dec. 31, 2013 OPP Award	Dec. 31, 2013 OPP Award Manager	Dec. 31, 2013 Incentive Fee Benchmark One Manager	Dec. 31, 2013 Incentive Fee Benchmark Two Manager	Dec. 31, 2013 Common Class A Other Affiliates	Dec. 31, 2013 RCAP Holdings, LLC	Dec. 31, 2013 AR Capital Real Estate Income Fund RCS Advisory	Dec. 31, 2013 AR Capital Real Estate Income Fund Realty Capital Securities:
Related Party Transaction [Line Items]
Revenue from related parties					$ 713,500,000	$ 257,300,000	$ 140,800,000
Less: intercompany receivables					49,400,000	2,700,000
Expenses from transactions with related party	459,800,000		185,800,000	94,100,000
Due to related parties, current	5,900,000
Allocated operating expenses									800,000	3,500,000
Allocated operating expenses payable										300,000
Allocation to operating subsidiaries	100.00%
Expenses allocated to the operating subsidiaries from the company	2,300,000
Affiliate ownership percentage																		2.06%
Manager and management fee	10.00%
Number of preceeding calendar years	3
Calculated incentive fee percentage, of the difference in product and core earnings																20.00%
Percentage fee for incentive calculation																	8.00%
Management fee	5,996,000	[1]	0	0
Incentive fee	300,000
Performance based award percentage, as percentage of the company's market capitalization															5.00%
Outperformance agreement, performance term														3 years
Vesting percentage													33.30%
Distributions on RCS Holdings Class A Units Entitled to RCS Holdings LTIP Units	10.00%
Accounts Payable, Related Parties											300,000
Grant date fair value														3,300,000
Recognition period for the OPP fair value, beginning on the grant date	three years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate														0.55%
Number of year zero coupon bonds	2 years 4 months 24 days
Expected dividend rate														3.60%
Expected volatility rate														30.00%
Equity-based outperformance plan														500,000
Decrease in voting power of related party, shares																			3
Transfer agency services agreement term												10 years
Tax liability share agreement percent								85.00%
Investments																				$ 8,500,000	$ 5,900,000

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.